Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Summary of Commitments Under Leases, Outsourcing and Other Agreements Due
The following table presents a summary of Hydro One’s commitments under leases, outsourcing and other agreements due in the next 5 years and thereafter.

December 31, 2017 (millions of dollars)	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter
Outsourcing agreements	139	95	2	2	2	7
Long-term software/meter agreement	17	17	16	2	1	3
Operating lease commitments	10	5	9	4	1	4

Summary of Other Commitments
The following table presents a summary of Hydro One’s other commercial commitments by year of expiry in the next 5 years and thereafter.

December 31, 2017 (millions of dollars)	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter
Credit facilities	—	—	—	—	2,300	—
Letters of credit[1]	177	—	—	—	—	—
Guarantees[2]	325	—	—	—	—	—
[1] Letters of credit consist of a $154 million letter of credit related to retirement compensation arrangements, a $16 million letter of credit provided to the IESO for prudential support, $6 million in letters of credit to satisfy debt service reserve requirements, and $1 million in letters of credit for various operating purposes.
[2] Guarantees consist of prudential support provided to the IESO by Hydro One on behalf of its subsidiaries.